SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Billions								12 Months Ended
	May 14, 2018 $ / shares	Apr. 30, 2018 USD ($) $ / shares	Feb. 16, 2018 $ / shares	Dec. 07, 2017 $ / shares	Sep. 07, 2017 $ / shares	May 11, 2017 $ / shares	Feb. 09, 2017 $ / shares	Dec. 31, 2017 $ / shares	Dec. 30, 2016 $ / shares	Jan. 01, 2016 $ / shares
Subsequent Event [Line Items]
Dividends declared per share of common stock (in usd per share)				$ 0.40	$ 0.35	$ 0.35	$ 0.35	$ 1.45	$ 1.25	$ 1.05
Common stock, par value (in usd per share)								$ 0.01	$ 0.01
Subsequent Event
Subsequent Event [Line Items]
Dividends declared per share of common stock (in usd per share)	$ 0.40		$ 0.4
Common stock, par value (in usd per share)		$ 0.01
ILG, Inc | Subsequent Event
Subsequent Event [Line Items]
Implied equity value of cash and stock transaction | $		$ 5
Equity interests issuable per share owned by acquiree		0.165
Business acquisition, share price (in usd per share)		$ 14.75
ILG, Inc | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in usd per share)		$ 0.01